Transactions with related parties	6 Months Ended
Jun. 30, 2025
Related Party [Abstract]
Transactions with related parties	14Transactions with related parties
There were no changes in the related party transactions described in the Annual Report and Accounts 2024 that have had a material effect on the financial position or performance of HSBC in the half-year to 30 June 2025. All related party transactions that took place in the half-year to
30 June 2025 were similar in nature to those disclosed in the Annual Report and Accounts 2024.